Income Taxes - Summary of Balances of Recoverable Taxes (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Recoverable taxes:
ISR	$ 395,304	$ 645,868	$ 69,326
IVA	361,320	482,353	516,114
Withholding taxes	43,418	20,513	31,955
IMPAC	1,203	1,203	23,781
Corporation taxes	185,080	96,547	11,515
Other	24,385	6,533	5,430
Total	$ 1,010,710	$ 1,253,017	$ 658,121